Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam Large Cap Value Fund
Entity Central Index Key	0000216934
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Large Cap Value Fund
Class Name	Class A
Trading Symbol	PEYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$44	0.83%
[1],[2]
Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%
Net Assets	$ 50,196,998,759
Holdings Count | $ / shares	106
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$50,196,998,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Large Cap Value Fund
Class Name	Class C
Trading Symbol	PEQCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$83	1.58%
[4],[5]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.58%
Net Assets	$ 50,196,998,759
Holdings Count | $ / shares	106
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$50,196,998,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Large Cap Value Fund
Class Name	Class R
Trading Symbol	PEQRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$57	1.08%
[7],[8]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
Net Assets	$ 50,196,998,759
Holdings Count | $ / shares	106
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$50,196,998,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Large Cap Value Fund
Class Name	Class R5
Trading Symbol	PEQLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R5	$32	0.60%
[10]
Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
Net Assets	$ 50,196,998,759
Holdings Count | $ / shares	106
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$50,196,998,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[11]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Large Cap Value Fund
Class Name	Class R6
Trading Symbol	PEQSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.52%
[12]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
Net Assets	$ 50,196,998,759
Holdings Count | $ / shares	106
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$50,196,998,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[13]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Large Cap Value Fund
Class Name	Class Y
Trading Symbol	PEIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Large Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y	$30	0.58%
[14],[15]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%
Net Assets	$ 50,196,998,759
Holdings Count | $ / shares	106
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$50,196,998,759
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	106
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[16]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
†	Annualized.

[11]
*	Does not include derivatives, except purchased options, if any.

[12]
†	Annualized.

[13]
*	Does not include derivatives, except purchased options, if any.

[14]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[15]
†	Annualized.

[16]
*	Does not include derivatives, except purchased options, if any.